Income Taxes - Components of Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax expense:
Federal	$ 210,550	$ 140,079	$ 139,228
State	20,316	9,218	9,255
Foreign	7,500	4,443	4,762
Total current income tax expense	238,366	153,740	153,245
Deferred income tax (benefit) expense:
Federal	(178,879)	8,393	(2,198)
State	5,093	(65)	442
Foreign	1,298	(893)	(125)
Total deferred income tax (benefit) expense	(172,488)	7,435	(1,881)
Total income tax expense	$ 65,878	$ 161,175	$ 151,364